Quarterly Report
September 30, 2022
MFS®  Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
VMA-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 42.0%
MFS Global Governments Portfolio - Initial Class	5,993,575	$49,746,674
MFS Government Securities Portfolio - Initial Class	9,563,496	100,512,347
MFS High Yield Portfolio - Initial Class	11,117,954	49,919,615
MFS Inflation-Adjusted Bond Portfolio - Initial Class	6,071,025	48,568,200
MFS Limited Maturity Portfolio - Initial Class	4,330,630	40,837,841
MFS Total Return Bond Series - Initial Class	10,881,709	120,134,062
		$409,718,739
International Stock Funds – 12.8%
MFS International Growth Portfolio - Initial Class	2,501,456	$29,217,003
MFS International Intrinsic Value Portfolio - Initial Class	1,200,755	29,070,274
MFS Research International Portfolio - Initial Class	5,115,100	66,700,905
		$124,988,182
Specialty Funds – 2.8%
MFS Global Real Estate Portfolio - Initial Class	2,310,574	$27,495,838
U.S. Stock Funds – 42.3%
MFS Growth Series - Initial Class	1,827,002	$84,645,025
MFS Mid Cap Growth Series - Initial Class	10,049,169	67,329,430
MFS Mid Cap Value Portfolio - Initial Class	8,133,725	66,777,886
MFS New Discovery Series - Initial Class	1,353,169	14,370,652
MFS New Discovery Value Portfolio - Initial Class	2,020,709	14,165,167
MFS Research Series - Initial Class	2,998,237	77,324,533
MFS Value Series - Initial Class	4,584,542	87,060,453
		$411,673,146
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.64% (v)	736,789	$736,862
Total Investment Companies		$974,612,767

Other Assets, Less Liabilities – (0.0)%		(88,378)
Net Assets – 100.0%		$974,524,389
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $974,612,767.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$974,612,767	$—	$—	$974,612,767
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$66,714,569	$1,155,537	$4,256,786	$(894,001)	$(12,972,645)	$49,746,674
MFS Global Real Estate Portfolio	42,050,156	4,092,044	2,890,743	976,008	(16,731,627)	27,495,838
MFS Government Securities Portfolio	134,944,096	2,410,823	18,141,370	(3,346,711)	(15,354,491)	100,512,347
MFS Growth Series	122,716,807	19,182,147	3,837,820	(1,052,009)	(52,364,100)	84,645,025
MFS High Yield Portfolio	68,185,130	3,102,861	8,747,423	(1,790,359)	(10,830,594)	49,919,615
MFS Inflation-Adjusted Bond Portfolio	67,626,116	6,475,222	3,629,521	199,927	(22,103,544)	48,568,200
MFS Institutional Money Market Portfolio	1,500,980	4,964,690	5,728,894	46	40	736,862
MFS International Growth Portfolio	41,247,180	2,249,818	1,892,904	253,769	(12,640,860)	29,217,003
MFS International Intrinsic Value Portfolio	41,185,739	3,546,711	654,861	62,934	(15,070,249)	29,070,274
MFS Limited Maturity Portfolio	54,135,043	1,068,873	10,653,072	(457,373)	(3,255,630)	40,837,841
MFS Mid Cap Growth Series	96,354,427	17,565,703	3,371,617	(1,143,010)	(42,076,073)	67,329,430
MFS Mid Cap Value Portfolio	97,152,435	7,501,809	14,882,826	3,334,917	(26,328,449)	66,777,886
MFS New Discovery Series	18,898,498	7,907,934	731,661	(477,059)	(11,227,060)	14,370,652
MFS New Discovery Value Portfolio	20,681,954	3,713,792	2,649,329	637,804	(8,219,054)	14,165,167
MFS Research International Portfolio	96,117,925	3,709,899	2,693,165	(89,295)	(30,344,459)	66,700,905
MFS Research Series	110,061,530	12,095,687	8,957,350	2,755,848	(38,631,182)	77,324,533
MFS Total Return Bond Series	162,364,517	5,316,208	18,251,439	(2,195,763)	(27,099,461)	120,134,062
MFS Value Series	124,350,782	7,563,342	18,304,059	6,005,127	(32,554,739)	87,060,453
	$1,366,287,884	$113,623,100	$130,274,840	$2,780,800	$(377,804,177)	$974,612,767
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$837,603	$—
MFS Global Real Estate Portfolio	904,376	1,991,173
MFS Government Securities Portfolio	2,258,498	—
MFS Growth Series	490,724	10,955,178
MFS High Yield Portfolio	3,097,419	—
MFS Inflation-Adjusted Bond Portfolio	2,807,775	2,976,290
MFS Institutional Money Market Portfolio	8,990	—
MFS International Growth Portfolio	375,640	1,756,417
MFS International Intrinsic Value Portfolio	386,891	1,341,378
MFS Limited Maturity Portfolio	874,575	170,838
MFS Mid Cap Growth Series	—	11,053,167
MFS Mid Cap Value Portfolio	1,876,159	5,320,827
MFS New Discovery Series	1,653,184	3,466,656
MFS New Discovery Value Portfolio	1,576,535	2,061,077
MFS Research International Portfolio	2,492,420	752,754
MFS Research Series	1,764,400	9,994,168
MFS Total Return Bond Series	3,644,500	1,535,910

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Value Series	$1,859,520	$5,541,200
	$26,909,209	$58,917,033
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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